FINANCE INCOME (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Finance Income [Abstract]
Interest on financial assets measured at amortised cost	R 111.8	R 108.7	R 63.1
Growth in cash and cash equivalents in environmental rehabilitation trust funds	14.8	22.5	33.3
Growth in reimbursive right for environmental rehabilitation guarantees	1.8	3.7	5.2
Growth in investment in Guardrisk	13.1	0.0	0.0
Dividends received	71.5	76.1	4.3
Unwinding of Payments made under protest	5.8	4.8	3.9
Unrealised foreign exhange gain	7.0	0.0	0.0
Other finance income	0.0	0.4	0.0
Finance income	R 225.8	R 216.2	R 109.8